NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES	6 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES

Junior Subordinated Convertible Promissory Notes

We refer to all Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.

The Bridge Notes are convertible into shares of the Company’s common stock at a fixed exercise price. For every dollar invested in our Bridge Notes, each Investor received warrant coverage ranging from approximately 23% to 75%, subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of April 30, 2012, substantially all of the Bridge Warrants have an exercise price of $0.15 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.

During the three months ended April 30, 2012, the Company entered into an exchange agreement with an accredited investor in which the investor exchanged a convertible promissory note in the aggregate principal amount of $300,000 for (i) a convertible promissory note in the aggregate principal amount $352,941 and in substantially the same form as the existing note except with a maturity date of June 30, 2012 and (ii) a warrant to purchase up to 2,352,940 shares of common stock at an exercise price of $0.15 per share. The warrants expire in February 2015. The Company recorded noncash expense of approximately $247,000 to the loss on note retirement account resulting from this exchange for the three months ended April 30, 2012.

During the six months ended April 30, 2012, the Company paid approximately $53,000 in principal on its Bridge Notes. In addition, the Company converted approximately $169,000 of principal on these Bridge Notes into 1,126,667 shares of the Company’s common stock at a conversion price of $0.15 per share. The Company recorded noncash expense of approximately $27,000 to the loss on note retirement account resulting from these conversions for the six months ended April 30, 2012.

As of April 30, 2012, the Company had approximately $587,000 in principal outstanding on its junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 10% to 15% and with maturity dates ranging from October 19, 2011 to June 30, 2012.

May 2011 Note Financing

On May 9, 2011, we entered into a Note Purchase Agreement with certain accredited investors, whereby the Company issued to investors approximately $7.1 million of our convertible promissory notes, which we refer to as the May 2011 Notes, for an aggregate purchase price of approximately $6.0 million in a private placement.

During the three months ended April 30, 2012, the Company converted approximately $38,000 in principal into 253,333 shares of the Company’s common stock at a conversion price of $0.15.  During the six months ended April 30, 2012, the Company converted approximately $1,962,000 into 13,080,393 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $3.2 million in principal outstanding on the May 2011 Notes.

Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

October 2011 Note Financing

On October 28, 2011, we entered into a Note Purchase Agreement, which we refer to as the October 2011 Notes, with certain accredited investors, including Thomas A. Moore, our Chairman and Chief Executive Officer, and Mark J. Rosenblum, our Chief Financial Officer, (Mr. Rosenblum acquired a note in the principal amount of approximately $59,000 for an aggregate purchase price of $50,000) whereby the investors acquired approximately $2.3 million of our convertible promissory notes for an aggregate purchase price of approximately $2.0 million in a private placement, which we refer to as the October 2011 offering. The October 2011 Notes purchased in the October 2011 offering were paid for in cash or, with respect to Notes acquired by Mr. Moore, in exchange for the cancellation of $400,000 of outstanding indebtedness owed by us to Mr. Moore.

During the three and six month periods ended April 30, 2012, the Company converted $1,227,500 in principal into 8,183,333 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $1.1 million in principal outstanding on the October 2011 Notes.

Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 Notes, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes for an aggregate purchase price of approximately $1.0 million in a private placement.

During the three and six month periods ended April 30, 2012, the Company converted $827,500 in principal into 5,516,666 shares of the Company’s common stock at a conversion price of $0.15. At April 30, 2012, the Company had approximately $405,000 in principal outstanding on the December 2011 Notes.

 Please see the Subsequent Events Footnote (Footnote #14) for the exchange transaction that occurred between the Company and certain of these accredited investors during May 2012.

We refer to all convertible promissory notes with a maturity date less than one year (the Bridge Notes, May 2011 Notes, October 2011 Notes and December 2011 Notes) collectively as “Convertible Promissory Notes.”

Short-term Convertible Promissory Notes – Principal Value – Issued	$17,271,703
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
Bridge Note Exchanges	20,952
Original Issue Discount, net of accreted interest	(456,547)
Fair Value of Attached Warrants at issuance	(5,514,180)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	10,846,613

Convertible Notes- as of April 30, 2012	$4,118,962
Embedded Derivatives Liability at April 30, 2012	137,749
Notes Payable – convertible promissory notes and fair value of embedded derivative	$4,256,711

Long-term Convertible Promissory Notes

On April 28, 2011, Advaxis, Inc. issued and sold to an accredited investor a convertible promissory note of the Company in the aggregate principal amount of $500,000 (together with the related ancillary documents, the “ A-Note ”) in return for the payment in cash from the Investor of $500,000.  The A-Note bears interest in the form of a one-time interest charge of 8% of the principal amount of the A-Note, payable with the A-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The A-Note is convertible, in whole or in part, into shares of the Company’s common stock, $0.001 par value at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.  The A-Note may be prepaid by the Company without penalty beginning twelve months after issue date of the A-Note.  To the extent the Investor does not elect to convert the A-Note as described above, the principal amount of the A-Note not so converted shall be payable in cash on the maturity date.

On April 28, 2011, the Company also issued and sold to the same accredited investor a convertible promissory note of the Company in the aggregate principal amount of $800,000 (together with the related ancillary documents, the “ B-Note ” and together with the A-Note, the “ Company Notes ”). The B-Note bears interest in the form of a one-time interest charge of 8% of the principal amount of the B-Note, payable with the B-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  All or any portion of the aggregate principal and interest outstanding under the B-Note is convertible, at the option of the Investor from time to time (subject to the prior pre-payment of the such principal amount of the C-Note (as defined below) equal to the such principal amount of the B-Note subject to such conversion), into shares of Common Stock, at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.

Concurrently with the issuance of the B-Note, the Investor issued and delivered to the Company a secured and collateralized promissory note (together with the related ancillary documents, the “ C-Note ”), which served as the sole consideration paid to the Company for the Company’s issuance of the B-Note to the Investor.  The C-Note was issued in the aggregate principal amount of $800,000 and bears interest in the form of a one-time interest charge of 8% of the principal amount of the C-Note, payable with the C-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The C-Note is to be secured by $800,000 of an unspecified money market fund, or other assets, having a value of at least $800,000.

Immediately after the purchase by the Investor of the B-Note for the C-Note, the Investor delivered to the Company the sum of $80,000 in cash as a pre-payment on the principal amount outstanding under the C-Note.  In September 2011, the investor delivered another $80,000 under a separate C-Note.  While no further mandatory principal or interest payments are due on the C-Note until its maturity date, the C-Note contemplates (but does not require) further voluntary pre payments by the Investor on the C-Note to the Company.

Additionally, the Investor may purchase up to an additional $3.0 million in aggregate principal amount of notes in the form of the B-Note from the Company (each, an “ Additional B-Note s”).  The purchase price for each such Additional B-Note issued to the Investor will be paid by the issuance by the Investor to the Company of an additional note in the form of the C-Note (each, an “ Additional C-Note ”), with such Additional B-Notes and Additional C-Notes containing the same terms and provisions described above.

We refer to all convertible promissory notes, with a maturity date greater than one year collectively as “Long-term Convertible Notes”

During December 2011, the Company converted $540,000 of principal on these long-term convertible promissory notes into 3,600,000 shares of the Company’s common stock.  Since the note contains a conversion feature that allows for a variable number of shares, these notes are valued at fair value at each reporting date. The Company recorded noncash income of approximately $9,000 due to changes in the fair value of the long-term convertible promissory notes for the three months ended April 30, 2012. For the six months ended April 30, 2012, the Company recorded noncash income of approximately $85,000 due to changes in the fair value of the long term convertible promissory notes. As of April 30, 2012, the outstanding principal to be repaid on these notes was $172,800 and the fair value of these notes was $99,602.